CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenues	$ 5,914.9	$ 4,584.4	$ 3,566.9
Operating expenses:
Cost of sales (excludes amortization, presented below)	3,390.4	2,564.9	1,998.5
Research and development	401.8	295.4	296.1
Selling and marketing	546.5	401.8	320.0
General and administrative	624.8	353.1	436.1
Amortization	481.1	354.3	180.0
Loss on asset sales and impairments, net	149.5	78.7	30.8
Total operating expenses	5,594.1	4,048.2	3,261.5
Operating income	320.8	536.2	305.4
Non-Operating income (expense):
Interest income	2.5	2.1	1.6
Interest expense	(116.7)	(81.8)	(84.1)
Other income (expense), net	38.5	(0.5)	27.7
Total other income (expense), net	(75.7)	(80.2)	(54.8)
Income before income taxes and noncontrolling interest	245.1	456.0	250.6
Provision for income taxes	146.8	196.9	67.3
Net income	98.3	259.1	183.3
(Income)/loss attributable to noncontrolling interest	(1.0)	1.8	1.1
Net income attributable to common shareholders	$ 97.3	$ 260.9	$ 184.4
Earnings per share attributable to common shareholders:
Basic	$ 0.77	$ 2.10	$ 1.51
Diluted	$ 0.76	$ 2.06	$ 1.48
Weighted average shares outstanding:
Basic	125.8	124.5	122.4
Diluted	128.4	126.5	124.2